BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Maturities of ESOP Debt [Table Text Block]	At December 31, 2015, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2016	$516
2017	539
2018	563
2019	587
2020	152
Thereafter	1,818
Total	$4,175

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
Shares held by the ESOP include the following at December 31, 2015 and 2014:

	December 31,
	2015	2014
	(Dollars In Thousands)
Allocated	275,853	243,549
Committed to be allocated	48,638	48,638
Unallocated	410,525	459,163
Total shares	735,016	751,350
Fair value of unallocated shares	$5,604	$5,202

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
he fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2015	2014
Expected term (years)	10.00	10.00
Expected dividend yield	1.70%	1.37%
Expected volatility	56.31%	58.19%
Risk-free interest rate	2.16%	2.67%
Fair value of options granted	$6.37	$6.79

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of activity for the Company’s stock options for the year ended December 31, 2015:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	752,263	$10.83
Options granted	110,000	11.86
Options exercised	(298,146)	10.99
Options forfeited	(56,345)	11.02
Options expired	(22,570)	11.25
Options outstanding at end of year	485,202	10.92	6.88
Options exercisable at end of year	254,113	10.49	5.71

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2015.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	110,078	$11.04
Restricted shares granted	38,000	11.86
Restricted shares vested	(48,733)	11.23
Restricted shares forfeited	(18,874)	11.09
Unvested restricted shares at end of year	80,471	11.30